Intangible Assets, Net (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Impaired Intangible Assets [Abstract]
Amortization expense				¥ 2,097
Impairment of intangible assets				¥ 15,614